Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2021	2022

Value added tax recoverable	$333	$27
Rental and utility deposit	35	25
Advance to suppliers	266	260
Prepayment	840	649
Dividend receivable	122	115
Others	893	850
	$2,489	$1,926